Our operating assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	$ 76,711	$ 73,261
Deferred tax assets	3,624	2,796	[1]
Other financial assets	481	406	[1]
Quasi-equity loans to equity accounted units	14	0
Receivables and other assets	1,209	1,338
Total non-current assets	82,039	77,801	[1]
Non-current assets
Disclosure of geographical areas [line items]
Investments in equity accounted units	4,393	3,298
Australia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	31,419	31,674
Deferred tax assets	991	700
Canada
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	15,362	14,472
Deferred tax assets	383	482
Mongolia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	14,172	12,872
Deferred tax assets	1,530	1,218
United States of America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	7,171	6,441
Deferred tax assets	204	137
Africa
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	3,412	2,945
South America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	3,624	3,317
Europe (excluding UK)
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	165	245
UK
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	132	136
Other countries
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	1,254	1,159
Deferred tax assets	$ 516	$ 259

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.